Cover	Apr. 04, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 10, 2025, Chain Bridge I, a Cayman Islands exempted company (the “Company”), filed with the Securities and Exchange Commission (the “SEC”) a Current Report on Form 8-K (the “Original 8-K”) to disclose, among other things, that the Company had terminated its engagement of Frank, Rimerman + Co. LLP (“Frank, Rimerman”) as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2024. Prior to filing the Original 8-K, the Company provided Frank, Rimerman with a copy of the disclosure contained in the Original 8-K, and requested that Frank, Rimerman furnish the Company a letter addressed to the SEC stating whether or not it agreed with the statements therein and, if not, stating the respects in which it did not agree (the “Auditor Letter”). As of April 10, 2025, the date on which the Original 8-K was filed, the Company had not yet received the Auditor Letter from Frank, Rimerman. On April 22, 2025, Frank, Rimerman furnished the Company with the Auditor Letter. The Company is filing this Amendment No. 1 to the Original 8-K solely to amend Item 4.01 and provide the Auditor Letter as an exhibit to this filing. Except as expressly noted above, this Amendment does not modify or update in any way disclosures made in the Original 8-K. Accordingly, this Amendment should be read in conjunction with the Original 8-K.
Document Period End Date	Apr. 04, 2025
Entity File Number	001-41047
Entity Registrant Name	Chain Bridge I
Entity Central Index Key	0001845149
Entity Tax Identification Number	98-1578955
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8 The Green #17538
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	(202)
Local Phone Number	656-4257
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CBRRF
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false